Stockholder's Equity - Additional Information (Details) - USD ($)	Mar. 31, 2024	Jan. 08, 2024
Stockholders' Equity Note [Abstract]
Common stock shares authorized	10,000	10,000
Common stock, par or stated value per share	$ 0.01	$ 0.01
Common stock, shares, issued	10,000	10,000
Common stock, value, issued	$ 100	$ 100
Common stock, voting rights	one	one